Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Net income (loss)	$ (16,479,961)	$ 68,869
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Decrease in deferred income taxes	4,570,060	314,051
Provision for loan losses	10,022,989	3,801,000
Depreciation	947,686	1,070,417
Impairment recognized on property and equipment	485,185
Discount accretion and premium amortization	332,511	495,253
Origination of loans held for sale	(6,482,853)	(8,902,469)
Proceeds from sale of loans held for sale	5,904,853	8,805,548
Gain on sale of investment securities	(853,074)	(2,279,466)
Other-than-temporary impairment on available for sale securities	175,920
(Gain) loss on sale of property and equipment	26,341	(123,318)
Gain on sale of other real estate owned	(519,305)	(662,591)
Provision for impairment on other real estate owned	3,248,559	190,617
Change in deferred gain on sale of other real estate owned	(143,745)
Change in deferred compensation	174,888	159,054
Increase in value of Company owned life insurance	(402,325)	(433,490)
Decrease in other assets	2,730,931	5,298,006
Decrease in other liabilities	(1,445,612)	(1,921,229)
Net cash provided by operating activities	2,293,048	5,880,252
Investing activities
Proceeds from maturities/calls of available for sale securities	11,648,691	8,688,443
Proceeds from sales of available for sale securities	39,720,505	105,101,794
Purchases of available for sale securities	(25,753,327)	(124,243,611)
Sales of Federal Home Loan Bank stock	619,100	160,500
Decrease in loans, net	2,626,651	13,691,015
Purchases of property and equipment	(994,374)	(825,629)
Capital expenditures on other real estate owned	(381,927)	(322,077)
Proceeds from redemptions of Company owned life insurance		8,147,785
Proceeds from sales of other real estate owned	2,635,440	3,402,656
Proceeds from sales of property and equipment	6,127	823,318
Net cash provided by investing activities	30,126,886	14,624,194
Financing activities
Net decrease in deposits	(28,455,802)	(23,934,618)
Decrease in other borrowings and repurchase agreements	(6,113,194)	(18,081,455)
Net proceeds from issuances of stock	124,569	674,584
Net cash used for financing activities	(34,444,427)	(41,341,489)
Net decrease in cash and cash equivalents	(2,024,493)	(20,837,043)
Cash and cash equivalents, beginning of year	20,061,687	40,898,730
Cash and cash equivalents, end of year	18,037,194	20,061,687
Interest	6,995,177	9,523,004
Income taxes		622,367
Supplemental noncash investing and financing activities:
Real estate acquired in settlement of loans	9,421,335	8,341,186
Change in unrealized losses on available-for-sale securities	2,376,880	707,389
Change in unrealized gains on derivative instruments		(329,306)
Proceeds from seller financed sales of other real estate owned	$ 4,183,807	$ 6,598,780